Incentive Plans (Summary Of Activity Of Executive Continuity And Restricted Stock Award Program) (Details) (Executive Continuity And Restricted Stock Award Program [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Executive Continuity And Restricted Stock Award Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units, Outstanding	167,500	83,000	102,000
Shares/Units, Granted	21,500	177,000	5,000
Shares/Units, Shares issued	(55,083)	(92,500)	(4,000)
Shares/Units, Forfeited	(5,000)		(20,000)
Shares/Units, Outstanding	128,917	167,500	83,000
Weighted Average Grant Date Fair Value, Outstanding	$ 26.95	$ 33.93	$ 35.11
Weighted Average Grant Date Fair Value, Granted	$ 27.01	$ 25.63	$ 11.80
Weighted Average Grant Date Fair Value, Shares issued	$ 24.84	$ 30.69	$ 28.74
Weighted Average Grant Date Fair Value, Forfeited	$ 26.78		$ 35.49
Weighted Average Grant Date Fair Value, Outstanding	$ 27.86	$ 26.95	$ 33.93